Subsequent Events	12 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent events
16.	Subsequent events

On July 22, 2026, the Company entered into entered into a subscription agreement (the “Agreement”) with Xingji Zhangpingting Limited (“Purchaser”), pursuant to which the Company desires to issue and sell to such Purchaser, and such Purchaser desires to purchase from the Company 2,000,000 Class B Ordinary Shares for a total purchase price of $2,600,000.

On September 25, 2026, the Company entered into Securities Purchase Agreements with several investors named therein, pursuant to which the Company agreed to issue and sell, in a best effort offering, a total of up to 12,000,000 Class A ordinary shares, par value $0.0004 per share, at the price of $0.80 per Class A Ordinary Share.

The Company has evaluated events subsequent through October 23, 2026, the date on which the consolidated financial statements were issued and noted that there are no other subsequent events.